CECL (Details 14) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) contract	Dec. 31, 2021 CHF (SFr) contract	Dec. 31, 2020 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	21	20
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 306	SFr 481	SFr 292
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 264	SFr 465	SFr 260
Restructured loans, subsequently defaulted, Number of contracts | contract	0	4	4
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 170	SFr 13
Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 33	SFr 165
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 25	SFr 165
Restructured loans, subsequently defaulted, Number of contracts | contract	0	3	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 156	SFr 0
Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 102	SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 82	SFr 2	SFr 0
Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	18	17
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 204	SFr 402	SFr 127
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 182	SFr 394	SFr 95
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	4
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 14	SFr 13
Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 44	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 44	SFr 0
Bank
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	16	21	20
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 306	SFr 481	SFr 292
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 264	SFr 465	SFr 260
Restructured loans, subsequently defaulted, Number of contracts | contract	0	4	4
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 170	SFr 13
Bank | Consumer | Loans collateralized by securities
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 33	SFr 165
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 25	SFr 165
Restructured loans, subsequently defaulted, Number of contracts | contract	0	3	0
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 156	SFr 0
Bank | Corporate and institutional | Real estate
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	1	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 102	SFr 2	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 82	SFr 2	SFr 0
Bank | Corporate and institutional | Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	15	18	17
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 204	SFr 402	SFr 127
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 182	SFr 394	SFr 95
Restructured loans, subsequently defaulted, Number of contracts | contract	0	1	4
Restructured loans, subsequently defaulted, Recorded Investment	SFr 0	SFr 14	SFr 13
Bank | Corporate and institutional | Financial institutions
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	0	1	0
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 0	SFr 44	SFr 0
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 0	SFr 44	SFr 0